UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Palisades Investment Partners, LLC
Address    1453 Third Street Promenade
           Suite 310
           Santa Monica, CA  91106

Form 13F File Number:    028-12995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Quinn R. Stills
Title   Chairman
Phone   310-656-6300

Signature, Place, and Date of Signing:

/s/ Quinn R. Stills       Santa Monica, CA       03/13/2013
-------------------       ----------------       ----------
[Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      57
Form 13F Information Table Value Total:      61,381   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      301     25100 SH       SOLE                    5100      0      20000
AGCO CORP                      COM              001084102      764     16700 SH       SOLE                   10100      0       6600
AMERICAN INTL GROUP INC        COM NEW          026874784     1258     39200 SH       SOLE                   23900      0      15300
AMERICAN WTR WKS CO INC NEW    COM              030420103      360     10500 SH       SOLE                    6400      0       4100
AMSURG CORP                    COM              03232P405      321     10700 SH       SOLE                    6600      0       4100
AT&T INC                       COM              00206R102     1405     39400 SH       SOLE                   23900      0      15500
BB&T CORP                      COM              054937107     1391     45100 SH       SOLE                   27500      0      17600
CA INC                         COM              12673P105     1054     38900 SH       SOLE                   23900      0      15000
CAPITAL ONE FINL CORP          COM              14040H105     1820     33300 SH       SOLE                   20300      0      13000
CELGENE CORP                   COM              151020104      892     13900 SH       SOLE                    8300      0       5600
CHEVRON CORP NEW               COM              166764100     2543     24100 SH       SOLE                   14600      0       9500
CIT GROUP INC                  COM NEW          125581801     1533     43000 SH       SOLE                   26000      0      17000
COMCAST CORP NEW               CL A             20030N101     2960     92600 SH       SOLE                   56900      0      35700
COMERICA INC                   COM              200340107     1020     33200 SH       SOLE                   20000      0      13200
COVIDIEN PLC                   SHS              G2554F113     1102     20600 SH       SOLE                   15300      0       5300
CVS CAREMARK CORPORATION       COM              126650100     1075     23000 SH       SOLE                   13700      0       9300
DELPHI AUTOMOTIVE PLC          SHS              G27823106      260     10200 SH       SOLE                    7600      0       2600
DIRECTV                        COM CL A         25490A101      654     13400 SH       SOLE                    7900      0       5500
DISCOVER FINL SVCS             COM              254709108     2293     66300 SH       SOLE                   41100      0      25200
DISNEY WALT CO                 COM DISNEY       254687106     1431     29500 SH       SOLE                   18000      0      11500
EATON CORP                     COM              278058102      259      6538 SH       SOLE                    4100      0       2438
EBAY INC                       COM              278642103     1235     29400 SH       SOLE                   17700      0      11700
EXXON MOBIL CORP               COM              30231G102      972     11355 SH       SOLE                    6900      0       4455
GENERAL ELECTRIC CO            COM              369604103     2106    101050 SH       SOLE                   60200      0      40850
GOLDMAN SACHS GROUP INC        COM              38141G104      690      7200 SH       SOLE                    4400      0       2800
HARLEY DAVIDSON INC            COM              412822108     1285     28100 SH       SOLE                   16500      0      11600
HELEN OF TROY CORP LTD         COM              G4388N106      214      6300 SH       SOLE                    4900      0       1400
INTERNATIONAL BUSINESS MACHS   COM              459200101     1300      6647 SH       SOLE                    4100      0       2547
INTERNATIONAL GAME TECHNOLOG   COM              459902102      617     39200 SH       SOLE                   24000      0      15200
JOHNSON & JOHNSON              COM              478160104     1223     18100 SH       SOLE                   11000      0       7100
JPMORGAN CHASE & CO            COM              46625H100      409     11455 SH       SOLE                    6900      0       4555
LORILLARD INC                  COM              544147101      673      5100 SH       SOLE                    3800      0       1300
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      491     12200 SH       SOLE                    9100      0       3100
MACYS INC                      COM              55616P104      635     18500 SH       SOLE                   10800      0       7700
MCKESSON CORP                  COM              58155Q103     1209     12900 SH       SOLE                    7800      0       5100
MERCK & CO INC NEW             COM              58933Y105      660     15800 SH       SOLE                    9800      0       6000
MOTOROLA SOLUTIONS INC         COM NEW          620076307     1054     21900 SH       SOLE                   13500      0       8400
MYRIAD GENETICS INC            COM              62855J104     1165     49000 SH       SOLE                   29100      0      19900
NCR CORP NEW                   COM              62886E108     1827     80400 SH       SOLE                   49100      0      31300
NEWS CORP                      CL A             65248E104     1616     72500 SH       SOLE                   43600      0      28900
NORTHWESTERN CORP              COM NEW          668074305      158      4300 SH       SOLE                    2600      0       1700
OMNICARE INC                   COM              681904108     2105     67411 SH       SOLE                   41105      0      26306
OMNICOM GROUP INC              COM              681919106     1239     25500 SH       SOLE                   15400      0      10100
REGAL ENTMT GROUP              CL A             758766109      700     50900 SH       SOLE                   29200      0      21700
SIGNET JEWELERS LIMITED        SHS              G81276100      242      5500 SH       SOLE                    4200      0       1300
SIRIUS XM RADIO INC            COM              82967N108     1157    625500 SH       SOLE                  383500      0     242000
SUNTRUST BKS INC               COM              867914103     1408     58100 SH       SOLE                   35300      0      22800
TARGET CORP                    COM              87612E106     1216     20900 SH       SOLE                   12800      0       8100
TEXTRON INC                    COM              883203101      284     11400 SH       SOLE                    7000      0       4400
TYCO INTERNATIONAL LTD         SHS              H89128104      238      4500 SH       SOLE                    3400      0       1100
UNITED TECHNOLGIES CORP        COM              913017109     1337     17701 SH       SOLE                   10600      0       7101
UNITEDHEALTH GROUP INC         COM              91324P102     2085     35640 SH       SOLE                   21300      0      14340
WELLS FARGO & CO NEW           COM              949746101     2058     61540 SH       SOLE                   36190      0      25350
WESCO INTL INC                 COM              95082P105      397      6900 SH       SOLE                    4000      0       2900
WESTERN UN CO                  COM              959802109     1083     64300 SH       SOLE                   39200      0      25100
YAHOO INC                      COM              984332106      321     20300 SH       SOLE                   12700      0       7600
ZIONS BANCORPORATION           COM              989701107     1276     65700 SH       SOLE                   38900      0      26800